CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (405,092)	$ 43,629	$ (20,745)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	160,334	171,943	167,891
Amortization of deferred financing costs	4,507	7,554	8,189
(Gain) loss on disposal of property and equipment and other long-term assets	(272)	545	905
Impairment loss recognized on property and equipment	3,769	0	0
Write-off of other assets	0	7,556	0
Provision for credit losses	1,277	19	109
Loss on extinguishment of debt	18,716	2,995	2,489
Costs associated with debt modification	0	579	0
Changes in operating assets and liabilities:
Accounts receivable	1,241	324	241
Amounts due from affiliated companies	54,405	(23,426)	(9,906)
Inventories, prepaid expenses and other	1,931	3,621	(9,390)
Long-term prepayments, deposits and other	(54,748)	6,267	9,869
Accounts payable, accrued expenses and other	22,134	9,521	(4,806)
Amounts due to affiliated companies	24,512	(3,525)	140
Other long-term liabilities	(139)	902	(5,468)
Net cash (used in) provided by operating activities	(167,425)	228,504	139,518
Cash flows from investing activities:
Acquisition of property and equipment	(202,712)	(78,588)	(153,247)
Funds to an affiliated company	(9,616)	(13,711)	(13,355)
Acquisition of intangible assets	(101)	0	0
Proceeds from sale of property and equipment and other long-term assets	2,640	1,377	9,235
Placement of bank deposits with original maturities over three months	0	(60,152)	(24,823)
Withdrawals of bank deposits with original maturities over three months	0	60,152	34,675
Net cash used in investing activities	(209,789)	(90,922)	(147,515)
Cash flows from financing activities:
Principal payments on long-term debt	(850,000)	(558,466)	(400,000)
Payments of deferred financing costs	(25,411)	(9,913)	0
Net proceeds from (payments for) issuance of shares	499,222	(5,063)	405,152
Proceeds from long-term debt	1,000,000	383,466	0
Net cash provided by (used in) financing activities	623,811	(189,976)	5,152
Effect of exchange rate on cash, cash equivalents and restricted cash	1,530	2,061	(2,519)
Increase (decrease) in cash, cash equivalents and restricted cash	248,127	(50,333)	(5,364)
Cash, cash equivalents and restricted cash at beginning of year	327,232	377,565	382,929
Cash, cash equivalents and restricted cash at end of year	575,359	327,232	377,565
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(81,488)	(112,544)	(155,153)
Cash paid for amounts included in the measurement of lease liabilities - operating cash flows from operating leases	(735)	(1,032)	0
Change in operating lease right-of-use assets and lease liabilities arising from lease modification	3,213	(187)	0
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	61,024	20,728	10,316
Change in amounts due from/to affiliated companies related to acquisition of property and equipment and other long-term assets	9,464	18,521	19,320
Change in amounts due to affiliated companies related to acquisition of intangible assets	3,938	0	0
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$ 445	$ 0	$ 5,943